UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐            Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period                  to

☐            Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period                  to

☒          Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported)

February 8, 2013

TARGET RECEIVABLES LLC1

(Exact name of securitizer as specified in its charter)

Commission File Number of depositor:

Central Index Key Number of depositor: 0001543058

Sara J. Ross

Vice President & Assistant Treasurer

Target Receivables LLC

1000 Nicollet Mall, TPS 3136

Minneapolis, Minnesota 55403

612 696-3102

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1)  Target Receivables LLC, as securitizer, is filing this Form ABS-15G in respect of all asset backed securities sponsored by it and outstanding during the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TARGET RECEIVABLES LLC,
as Securitizer

By:	/s/ Sara J. Ross
Name: Sara J. Ross
Title: Vice President & Assistant Treasurer

Date: February 8, 2013

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